INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 12	INCOME TAXES

The provision for income taxes (in thousands) consists of:

	2011	2010	2009
Current provision	$996	$635	$173
Deferred provision (benefit)	33	107	(84)
Total income tax expense (credit)	$1,029	$742	$89

Year-end deferred tax assets and liabilities (in thousands) consist of:

	2011	2010
Items giving rise to deferred tax assets
Allowance for loan losses in excess of tax reserve	$913	$715
Deferred compensation	263	318
Alternative minimum tax credit carry forward	22	153
Nonaccrual loan interest	8	17
Accrued expenses and other	15	20
Total	1,221	1,223

Items giving rise to deferred tax liabilities
Depreciation	(309)	(265)
Deferred loan fees and costs	(82)	(112)
FHLB stock dividend	(309)	(309)
Unrealized gain on securities available for sale	(395)	(277)
Prepaid expenses and other	(132)	(115)
Total	(1,227)	(1,078)
Net deferred tax asset (liability)	$(6)	$145

Income tax expense attributable to continuing operations (in thousands) is reconciled between the financial statement provision and amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

	2011	2010	2009
Tax at statutory rates	$1,295	$1,042	$405
Increase (decrease) in tax resulting from:
Tax-exempt income	(283)	(310)	(325)
Other	17	10	9
Total income tax expense	$1,029	$742	$89

The Corporation had no reportable income tax expense pertaining to security gains for 2011, compared to zero in 2010 and $7,000 in 2009.